Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	December 31, 2024
Cost:
Beginning balance	610,137	511,935
- Additions	70,231	98,202
- Disposals	(28,823)	-
Ending balance	651,545	610,137

Accumulated depreciation:
Beginning balance	(125,645)	(101,459)
- Depreciation for the period	(29,600)	(24,186)
- Disposals	10,242	-
Ending balance	(145,003)	(125,645)

Net book value	506,542	484,492